Shareholder Fees (Invesco Moderately Conservative Allocation Fund, Class Institutional, Invesco Moderately Conservative Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Moderately Conservative Allocation Fund | Class Institutional, Invesco Moderately Conservative Allocation Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none